Share-Based Compensation - Schedule of Compensation Expense from Share Based Awards (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 26,969,402	$ 8,474,119	$ 35,038,447	$ 20,610,934
General and Administrative [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	24,802,131	5,751,079	31,062,124	15,124,647
Technology and Development [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	1,586,014	2,225,770	3,084,857	4,462,998
Marketing and Branding [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 581,257	$ 497,270	$ 891,466	$ 1,023,289